Discontinued operations (Detail Textuals)			12 Months Ended
	Oct. 02, 2017 CAD ($)	Oct. 02, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Initial value of holdback receivable			$ 11,909,368		$ 12,068,773
Revaluation of holdback receivable			1,472,999		(82,489)
Foreign exchange gain (loss)			$ 6,460,805		175,459	$ (262,469)
Apicore
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Closing payment received upon closing of sale transaction	$ 72,057,718	$ 57,623,125
Consideration receivable, net of transaction costs					65,234,555			$ 52,886,588
Write-down recognized to reduce carrying amount of assets					1,791,484
Carrying amount of the assets in the disposal group to their fair value less costs to sell				$ 0	$ 7,076,548		$ 0